Long-term debt - Long-term Debt Outstanding (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 NOK	Dec. 31, 2016 SEK	Dec. 31, 2015 USD ($)	Aug. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2011 USD ($)
Debt Instrument [Line Items]
Total debt principal	$ 9,608,000,000			$ 10,661,000,000
Less: current portion	(3,230,000,000)			(1,526,000,000)
Long-term portion	6,378,000,000			9,135,000,000
Secured Debt
Debt Instrument [Line Items]
Total debt principal	6,450,000,000			7,373,000,000
Unsecured Debt
Debt Instrument [Line Items]
Debt, face amount	1,000,000,000
$2,000 facility (NADL) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	2,000,000,000
Total debt principal	1,033,000,000			1,200,000,000
$400 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	400,000,000							$ 400,000,000
Total debt principal	190,000,000			240,000,000
$440 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	440,000,000
Total debt principal	190,000,000			224,000,000
$1,450 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,450,000,000
Total debt principal	353,000,000			393,000,000
$360 facility (Asia Offshore Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	360,000,000
Total debt principal	237,000,000			273,000,000
$300 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	300,000,000
Total debt principal	162,000,000			186,000,000
$1,750 facility (Sevan Drilling)
Debt Instrument [Line Items]
Debt, face amount							$ 1,750,000,000
$1,750 facility (Sevan Drilling) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,750,000,000
Total debt principal	945,000,000			1,085,000,000
$450 Eminence facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000
Total debt principal	278,000,000			344,000,000
$1,500 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,500,000,000
Total debt principal	1,219,000,000			1,344,000,000
$1,350 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	1,350,000,000
Total debt principal	1,046,000,000			1,181,000,000
$950 facility | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	950,000,000					$ 950,000,000
Total debt principal	622,000,000			688,000,000
$450 facility (2015) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	450,000,000				$ 450,000,000
Total debt principal	175,000,000			215,000,000
Total Ship Finance Loans | Secured Debt
Debt Instrument [Line Items]
Total debt principal	883,000,000			831,000,000
$375 facility (SFL Hercules) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	375,000,000
Total debt principal	279,000,000			256,000,000
$390 facility (SFL Deepwater) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	390,000,000
Total debt principal	248,000,000			221,000,000
$475 facility (SFL Linus) | Secured Debt
Debt Instrument [Line Items]
Debt, face amount	475,000,000
Total debt principal	356,000,000			354,000,000
Total unsecured bonds | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	2,275,000,000			2,381,000,000
$1,000 bond | Unsecured Debt
Debt Instrument [Line Items]
Total debt principal	843,000,000			948,000,000
NOK1,800 million bond | Unsecured Debt
Debt Instrument [Line Items]
Debt, face amount | NOK		NOK 1,800,000,000
Total debt principal	210,000,000			203,000,000
$500 bond | Unsecured Debt
Debt Instrument [Line Items]
Debt, face amount	500,000,000
Total debt principal	479,000,000			479,000,000
NOK1,500 million bond (NADL) | Unsecured Debt
Debt Instrument [Line Items]
Debt, face amount | NOK		NOK 1,500,000,000
Total debt principal	165,000,000			161,000,000
$ 600 bond (NADL) | Unsecured Debt
Debt Instrument [Line Items]
Debt, face amount	600,000,000
Total debt principal	413,000,000			413,000,000
SEK 1,500 bond | Unsecured Debt
Debt Instrument [Line Items]
Debt, face amount | SEK			SEK 1,500,000,000
Total debt principal	165,000,000			177,000,000
Other credit facilities with corresponding restricted cash deposits | Secured Debt
Debt Instrument [Line Items]
Total debt principal	$ 0			$ 76,000,000